SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – Subsequent Events

On April 11, 2022, we issued 15,000 shares of restricted common stock to each of our three independent directors, and 10,000 shares of restricted common stock to our two non-independent directors. The shares are subject to forfeiture in the event the recipients are terminated from their board positions or employment, if applicable, on or prior to January 23, 2023.

On April 12, 2022 we received $3,900,000 in advanced principal repayment of a short-term loan that had a maturity date of September 27, 2022. The note bore interest at a rate of 12%.

On April 18, 2022 we received $1,800,000 in advanced principal repayment of a short-term loan that had a maturity date of September 30, 2022. The note bore interest at a rate of 23%.

On April 26, 2022, we filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission seeking to register an offer and sale of shares of our common stock in a firm-commitment underwritten offering.

NOTE 12 – SUBSEQUENT EVENTS

On January 3, 2022, we entered into a Loan and Security Agreement (the “Loan Agreement”) with Eastman Investment, Inc., a Nevada corporation, and Lyle A. Berman, as trustee of the Lyle A. Berman Revocable Trust (collectively, the “Lenders”). Mr. Berman is a director of our company.  Under the Loan Agreement, the Lenders made available to us a $5 million revolving line of credit for us to use in the ordinary course of our short-term specialty finance business. Amounts drawn under the Loan Agreement will accrue interest at the per annum rate of 8%, and all our obligations under the Loan Agreement are secured by a grant of a collateral security interest in substantially all of our assets.

Each Lender is obligated to furnish only one-half of the aggregate $5 million available under the Loan Agreement. The Loan Agreement has a five-year term ending on January 3, 2027, at which time all amounts owing under the Loan Agreement will become due and payable; subject, however, to each Lender’s right to terminate the Loan Agreement, solely with respect to such Lender’s obligation to provide further credit, at any time after January 3, 2023. In the event that a Lender terminates its lending obligations, the Loan Agreement requires that we repay such Lender, prior to the five-year maturity date, with the proceeds derived from specified investments.

The Loan Agreement provides for us to pay a quarterly unused commitment fee equal to one-quarter of one percent of the amount of credit available but unused under the Loan Agreement, and requires us to pay such fee in the form of shares of our common stock based on our net asset value per share on the last day of the applicable fiscal quarter. The Loan Agreement grants the Lenders piggyback registration rights subject to customary terms, conditions and exceptions.

The Loan Agreement contains other provisions, such as representations, warranties, terms and conditions, that are customary for revolving credit facilities. Promissory notes, evidencing amounts owing under the Loan Agreement and conforming to the terms and conditions of the Loan Agreement, were also executed by us and delivered to the Lenders as contemplated under the Loan Agreement.

On January 12, 2022, we entered into a $2,500,000 revolving credit and security loan investment bearing interest at 15%. On January 12, 2022, we advanced $1,250,000 under this loan, and an additional $960,000 on January 26, 2022.

On January 26, 2022, we invested $ 1,125,000 in a 120-day promissory note bearing interest at 33.33%.

On February 11, 2022, we filed a registration statement on Form S-1 seeking to register an offering of five-year common stock warrants which we may distribute to our shareholders as a dividend, and up to 2,697,603 shares of our common stock purchasable upon the exercise of those warrants. The warrants are contemplated to be exercisable at a price of $4.00 per share of common stock.  We intend to apply to have the warrants listed for trading on the OTC Markets.

The offering is subject to the effectiveness of the S-1 registration statement. At this time, no record date has been established for the dividend. The warrants will not be issued until the registration statement is declared effective, and the warrants will not be exercisable unless such registration statement remains effective. If the offering is consummated, we expect to use net proceeds from the offering for general corporate purposes, including but not limited to extending specialty finance solutions and credit to borrowers and repaying credit facility borrowings.

On March 7, 2022, the company funded a $3.4 million short-term loan, the proceeds of which will be used to acquire real estate located in Glendale, Arizona, where 139 townhouse units are expected to be developed by the borrower.  The short-term loan accrues interest at the per annum rate of 48%, and the loan is due on May 30, 2022.